Defined Benefit Plans - Periodic Pension Cost (Benefit) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Directors' Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 92	$ 175	$ 178
Interest cost	77	119	119
Net amortization and deferral	12	90	62
Settlement charge	37		171
Net Periodic Pension Cost (Benefit)	$ 218	$ 384	$ 530
Discount rate	4.15%	3.75%	4.50%
Discount rate - remeasurement/settlement	3.83%		4.25%
Rate of increase in compensation	2.00%	4.50%	4.50%
Former President's Post-retirement Healthcare Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest cost	$ 3	$ 3	$ 2
Net amortization and deferral	$ (3)	$ (3)	(5)
Net Periodic Pension Cost (Benefit)			$ (3)
Discount rate	4.15%	3.75%	4.50%
Current medical trend	5.25%	5.25%	5.25%
Ultimate medical trend	5.25%	5.25%	5.25%